                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

                  Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED JUNE 30, 2006

                                           S&P     LIPPER MULTI-
                                          EQUAL       CAP CORE
                                         WEIGHT        FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)      INDEX(2)

 11.22%    10.38%    10.44%    11.49%    11.85%       10.85%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The stock market performed reasonably well for the 12-month period. Although a number of factors contributed to pockets of turbulence, market conditions remained relatively calm until the final months of the period. Early in the period, positive economic data, strong consumer confidence and healthy corporate earnings buoyed investor sentiment. However, in August, the Gulf Coast hurricanes sent oil prices spiking and consumer data appeared to falter, increasing anxiety about future economic growth. By October, optimism returned to the markets as the economy proved more resilient than expected. Although December's gain was lackluster due to concerns about high gold prices, ongoing difficulties in the auto industry, additional monetary tightening by the Federal Open Market Committee (the "Fed") and the flattening yield curve, stocks rallied strongly in January. The market exhibited a pronounced "January Effect"-a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap and technology stocks. Stocks slowed their pace in February as investors became apprehensive about employment and payroll data and corporate earnings announcements. Sentiment brightened again in March and April as strong economic growth data, high-profile merger-and-acquisition activity and more positive developments on the corporate earnings front gave a boost to the stock market.

However, the market encountered a steep sell-off in May followed by flat performance in June. The Fed raised the federal funds target rate in both months, and its accompanying language did little to soothe investors seeking a respite from monetary tightening.

PERFORMANCE ANALYSIS

Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index for the 12 months ended June 30, 2006, assuming no deduction of applicable sales charges. The Fund's Class A shares and Class D shares outperformed the Lipper Multi-Cap Core Funds Index, and the Fund's Class B shares and Class C shares underperformed the Lipper Multi-Cap Core Funds Index for the same period, also assuming no deduction of applicable sales charges.

The financials sector added most to the Fund's overall performance during the period. The strong performance of financial companies with exposure to capital markets and merger and acquisition activity offset weakness in the banking stocks. The industrials sector was another source of gains, as a growing global economy benefited transportation stocks, in particular. The energy sector was also among the Fund's leading contributors as the high price of oil and natural gas continued to drive earnings growth for many energy companies.

In contrast, the consumer discretionary sector was a significant detractor from the Fund's return. Within the sector, the beleaguered auto and auto components industries drew increasingly negative sentiment due to the high profile financial woes of several companies during the period. Home building stocks also slowed their advance as the rising interest rate environment began to slow housing trends. The utilities sector also had a negative influence on performance. Company-specific events drove the sector lower in the first half of the period. Moreover, a backdrop of rising interest rates led investors to rotate out of utilities stocks in favor of fixed income investments with more attractive yields.

From a market-capitalization perspective, mid-cap stocks contributed the most relative to small- and large-cap stocks. In terms of style, value stocks bested their growth counterparts during the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Kerr-McGee Corp.                           0.3%
General Motors Corp.                       0.2
Cummins Inc.                               0.2
Hess Corp.                                 0.2
Gateway, Inc.                              0.2
Murphy Oil Corp.                           0.2
Schlumberger Ltd. (Netherlands Antilles)   0.2
Marathon Oil Corp.                         0.2
Kroger Co.                                 0.2
United States Steel Corp.                  0.2

TOP FIVE INDUSTRIES

Electric Utilities                         4.9%
Medical Specialties                        3.0
Semiconductors                             2.8
Major Banks                                2.4
Regional Banks                             2.3


DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500"). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission
(SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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                                       5

PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                                     [CHART]

($ IN THOUSANDS)

                            Lipper Multi-Cap Core

Fund++             S&P EWI(1)      Funds Index(2)

June 30, 1996      $10,000      $10,000   $10,000
June 30, 1997      $12,471      $12,668   $12,672
June 30, 1998      $15,194      $15,629   $15,827
June 30, 1999      $17,241      $18,076   $18,230
June 30, 2000      $16,598      $17,527   $20,699
June 30, 2001      $18,508      $19,883   $18,197
June 30, 2002      $17,169      $17,686   $15,011
June 30, 2003      $16,983      $18,292   $15,206
June 30, 2004      $21,448      $23,594   $18,355
June 30, 2005      $23,440      $26,095   $19,918
June 30, 2006      $25,873      $29,187   $22,079

ENDING VALUE

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JUNE 30, 2006

                   CLASS A SHARE*     CLASS B SHARES*    CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 07/28/97)   (SINCE 12/01/87)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                  VADAX              VADBX              VADCX             VADDDX
1 YEAR                   11.22%(3)          10.38%(3)          10.44%(3)          11.49%(3)
                          5.38 (4)           5.38 (4)           9.44 (4)             --
5 YEARS                   7.74 (3)           6.93 (3)           6.94 (3)           8.01 (3)
                          6.58 (4)           6.62 (4)           6.94 (4)             --
10 YEARS                    --               9.97 (3)             --                 --
                            --               9.97 (4)             --                 --
SINCE INCEPTION           8.63 (3)          12.12 (3)           7.84 (3)           8.89 (3)
                          7.98 (4)          12.12 (4)           7.84 (4)             --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S EQUAL WEIGHT INDEX (S&P EWI) IS THE EQUAL-WEIGHTED VERSION OF THE WIDELY REGARDED S&P 500(R), WHICH MEASURES 500 LEADING COMPANIES IN LEADING U.S. INDUSTRIES. THE S&P EWI HAS THE SAME CONSTITUENTS AS THE CAPITALIZATION WEIGHTED S&P 500(R) INDEX, BUT EACH COMPANY IN THE S&P EWI IS ALLOCATED A FIXED WEIGHT, REBALANCING QUARTERLY. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     01/01/06-
                                                     01/01/06        06/30/06         06/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (3.78% return)                                 $1,000.00       $1,037.80             $3.18
Hypothetical (5% annual return before expenses)       $1,000.00       $1,021.67             $3.16
CLASS B
Actual (3.40% return)                                 $1,000.00       $1,034.00             $7.01
Hypothetical (5% annual return before expenses)       $1,000.00       $1,017.90             $6.95
CLASS C
Actual (3.45% return)                                 $1,000.00       $1,034.50             $6.46
Hypothetical (5% annual return before expenses)       $1,000.00       $1,018.45             $6.41
CLASS D
Actual (3.92% return)                                 $1,000.00       $1,039.20             $1.97
Hypothetical (5% annual return before expenses)       $1,000.00       $1,022.86             $1.96

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 0.63%, 1.39%, 1.28% AND 0.39% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund's commissions are used to pay for execution services only.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
             Common Stocks (98.3%)
             ADVERTISING/MARKETING SERVICES (0.4%)
   468,757   Interpublic Group of Companies, Inc. (The)*             $ 3,914,121
    47,463   Omnicom Group, Inc.                                       4,228,479
                                                                     -----------
                                                                       8,142,600
                                                                     -----------
             AEROSPACE & DEFENSE (1.6%)
    49,372   Boeing Co.                                                4,044,061
    63,873   General Dynamics Corp.                                    4,181,127
   100,794   Goodrich Corp.                                            4,060,990
    53,556   L-3 Communications Holdings, Inc.                         4,039,194
    59,216   Lockheed Martin Corp.                                     4,248,156
    64,589   Northrop Grumman Corp.                                    4,137,571
    94,734   Raytheon Co.                                              4,222,294
    78,252   Rockwell Collins, Inc.                                    4,371,939
                                                                     -----------
                                                                      33,305,332
                                                                     -----------
             AGRICULTURAL COMMODITIES/ MILLING (0.2%)
   108,067   Archer-Daniels-Midland Co.                                4,461,006
                                                                     -----------
             AIR FREIGHT/COURIERS (0.4%)
    38,519   FedEx Corp.                                               4,501,330
    53,270   United Parcel Service, Inc. (Class B)                     4,385,719
                                                                     -----------
                                                                       8,887,049
                                                                     -----------
             AIRLINES (0.2%)
   257,697   Southwest Airlines Co.                                    4,218,500
                                                                     -----------
             ALUMINUM (0.2%)
   140,354   Alcoa, Inc.                                               4,541,855
                                                                     -----------
             APPAREL/FOOTWEAR (1.0%)
   134,762   Coach, Inc.*                                              4,029,384
   132,599   Jones Apparel Group, Inc.                                 4,215,322
   112,650   Liz Claiborne, Inc.                                       4,174,809
    49,582   NIKE, Inc. (Class B)                                      4,016,142
    64,458   V.F. Corp.                                                4,377,987
                                                                     -----------
                                                                      20,813,644
                                                                     -----------
             APPAREL/FOOTWEAR RETAIL (0.8%)
   232,451   Gap, Inc. (The)                                         $ 4,044,647
   163,692   Limited Brands, Inc.                                      4,188,878
   112,057   Nordstrom, Inc.                                           4,090,080
   176,666   TJX Companies, Inc. (The)                                 4,038,585
                                                                     -----------
                                                                      16,362,190
                                                                     -----------
             AUTO PARTS: O.E.M. (0.4%)
    58,300   Eaton Corp.                                               4,395,820
    52,489   Johnson Controls, Inc.                                    4,315,645
                                                                     -----------
                                                                       8,711,465
                                                                     -----------
             AUTOMOTIVE  AFTERMARKET (0.4%)
   362,568   Cooper Tire & Rubber Co.                                  4,039,007
   344,237   Goodyear Tire & Rubber Co. (The)*                         3,821,031
                                                                     -----------
                                                                       7,860,038
                                                                     -----------
             BEVERAGES: ALCOHOLIC (0.8%)
    92,778   Anheuser-Busch Companies, Inc.                            4,229,749
    55,064   Brown-Forman Corp. (Class B)                              3,934,323
   164,788   Constellation Brands Inc. (Class A)*                      4,119,700
    62,493   Molson Coors Brewing Co. (Class B)                        4,242,025
                                                                     -----------
                                                                      16,525,797
                                                                     -----------
             BEVERAGES:  NON-ALCOHOLIC (0.6%)
    97,738   Coca-Cola Co. (The)                                       4,204,689
   210,076   Coca-Cola Enterprises Inc.                                4,279,248
   135,709   Pepsi Bottling Group, Inc. (The)                          4,363,044
                                                                     -----------
                                                                      12,846,981
                                                                     -----------
             BIOTECHNOLOGY (1.1%)
    60,120   Amgen Inc.*                                               3,921,628
    91,274   Biogen Idec Inc.*                                         4,228,724
    62,486   Genzyme Corp.*                                            3,814,770
    71,241   Gilead Sciences, Inc.*                                    4,214,617

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   134,898   MedImmune, Inc.*                                        $ 3,655,736
    63,938   Millipore Corp.*                                          4,027,455
                                                                     -----------
                                                                      23,862,930
                                                                     -----------
             BROADCASTING (0.4%)
   141,435   Clear Channel Communications, Inc.                        4,377,413
   118,133   Univision Communications, Inc. (Class A)*                 3,957,456
                                                                     -----------
                                                                       8,334,869
                                                                     -----------
             BUILDING PRODUCTS (0.4%)
   101,809   American Standard Companies, Inc.                         4,405,275
   141,452   Masco Corp.                                               4,192,637
                                                                     -----------
                                                                       8,597,912
                                                                     -----------
             CABLE/SATELLITE TV (0.2%)
   128,797   Comcast Corp. (Class A)*                                  4,216,814
                                                                     -----------
             CASINO/GAMING (0.4%)
    58,624   Harrah's Entertainment, Inc.                              4,172,856
   115,928   International Game Technology                             4,398,308
                                                                     -----------
                                                                       8,571,164
                                                                     -----------
             CHEMICALS: AGRICULTURAL (0.2%)
    53,062   Monsanto Co.                                              4,467,290
                                                                     -----------
             CHEMICALS: MAJOR  DIVERSIFIED (1.0%)
   105,717   Dow Chemical Co. (The)                                    4,126,134
   101,226   Du Pont (E.I.) de Nemours & Co.                           4,211,002
    80,612   Eastman Chemical Co.                                      4,353,048
   280,989   Hercules Inc.*                                            4,287,892
    88,390   Rohm & Haas Co.                                           4,430,107
                                                                     -----------
                                                                      21,408,183
                                                                     -----------
             CHEMICALS: SPECIALTY (0.8%)
    67,561   Air Products & Chemicals, Inc.                            4,318,499
    67,167   Ashland Inc.                                              4,480,039
    79,364   Praxair, Inc.                                             4,285,656
    59,600   Sigma-Aldrich Corp.                                       4,329,344
                                                                     -----------
                                                                      17,413,538
                                                                     -----------
             COMMERCIAL PRINTING/ FORMS (0.2%)
   133,463   Donnelley (R.R.) & Sons Co.                             $ 4,264,143
                                                                     -----------
             COMPUTER  COMMUNICATIONS (0.8%)
   368,844   Avaya Inc.*                                               4,212,198
   208,616   Cisco Systems, Inc.*                                      4,074,270
   239,836   Juniper Networks, Inc.*                                   3,834,978
   229,295   QLogic Corp.*                                             3,953,046
                                                                     -----------
                                                                      16,074,492
                                                                     -----------
             COMPUTER PERIPHERALS (0.6%)
   334,492   EMC Corp.*                                                3,669,377
    78,383   Lexmark International, Inc. (Class A)*                    4,376,123
   122,307   Network Appliance, Inc.*                                  4,317,437
    42,000   Seagate Technology Inc. (Escrow) (a)*                             0
                                                                     -----------
                                                                      12,362,937
                                                                     -----------
             COMPUTER PROCESSING  HARDWARE (1.2%)
    69,792   Apple Computer, Inc.*                                     3,986,519
   166,553   Dell Inc.*                                                4,065,559
 2,526,572   Gateway, Inc.*                                            4,800,487
   127,823   Hewlett-Packard Co.                                       4,049,432
   114,300   NCR Corp.*                                                4,187,952
   949,532   Sun Microsystems, Inc.*                                   3,940,558
                                                                     -----------
                                                                      25,030,507
                                                                     -----------
             CONSTRUCTION MATERIALS (0.2%)
    55,449   Vulcan Materials Co.                                      4,325,022
                                                                     -----------
             CONTAINERS/PACKAGING (1.0%)
   112,591   Ball Corp.                                                4,170,371
   137,007   Bemis Company, Inc.                                       4,195,154
   177,299   Pactiv Corp.*                                             4,388,150
    77,240   Sealed Air Corp.                                          4,022,659
   100,126   Temple-Inland Inc.                                        4,292,402
                                                                     -----------
                                                                      21,068,736
                                                                     -----------
             CONTRACT DRILLING (0.8%)
   128,536   Nabors Industries, Ltd. (Bermuda)*                        4,343,231

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   58,128   Noble Corp. (Cayman Islands)                            $  4,325,886
  112,120   Rowan Companies, Inc.                                      3,990,351
   55,373   Transocean Inc. (Cayman Islands)*                          4,447,559
                                                                    ------------
                                                                      17,107,027
                                                                    ------------
            DATA PROCESSING SERVICES (1.4%)
   82,152   Affiliated Computer Services, Inc. (Class A)*              4,239,865
   93,014   Automatic Data  Processing, Inc.                           4,218,184
   76,425   Computer Sciences Corp.*                                   3,702,027
  225,121   Convergys Corp.*                                           4,389,860
   91,770   First Data Corp.                                           4,133,321
   96,114   Fiserv, Inc.*                                              4,359,731
  105,796   Paychex, Inc.                                              4,123,928
                                                                    ------------
                                                                      29,166,916
                                                                    ------------
            DEPARTMENT STORES (0.8%)
  137,431   Dillard's, Inc. (Class A)                                  4,377,177
  120,321   Federated Department Stores, Inc.                          4,403,749
   73,448   Kohl's Corp.*                                              4,342,246
   64,408   Penney (J.C.) Co., Inc.                                    4,348,184
                                                                    ------------
                                                                      17,471,356
                                                                    ------------
            DISCOUNT STORES (1.4%)
  259,893   Big Lots, Inc.*                                            4,438,972
   78,572   Costco Wholesale Corp.                                     4,488,818
  276,290   Dollar General Corp.                                       3,862,534
  170,714   Family Dollar Stores, Inc.                                 4,170,543
   27,199   Sears Holdings Corp.*                                      4,211,493
   81,618   Target Corp.                                               3,988,672
   87,420   Wal-Mart Stores, Inc.                                      4,211,021
                                                                    ------------
                                                                      29,372,053
                                                                    ------------
            DRUGSTORE CHAINS (0.4%)
  139,889   CVS Corp.                                                  4,294,592
   93,452   Walgreen Co.                                               4,190,388
                                                                    ------------
                                                                       8,484,980
                                                                    ------------
            ELECTRIC UTILITIES (4.9%)
  241,329   AES Corp. (The)*                                        $  4,452,520
  116,923   Allegheny Energy, Inc.*                                    4,334,336
   83,322   Ameren Corp.                                               4,207,761
  119,303   American Electric Power Co., Inc.                          4,086,128
  338,550   CenterPoint Energy, Inc.                                   4,231,875
  312,626   CMS Energy Corp.*                                          4,045,380
   93,929   Consolidated Edison, Inc.                                  4,174,205
   75,792   Constellation Energy  Group, Inc.                          4,132,180
   57,056   Dominion Resources, Inc.                                   4,267,218
   98,747   DTE Energy Co.                                             4,022,953
  145,179   Duke Energy Corp.                                          4,263,907
   99,045   Edison International                                       3,862,755
   59,119   Entergy Corp.                                              4,182,669
   72,966   Exelon Corp.                                               4,146,658
   79,865   FirstEnergy Corp.                                          4,329,482
  102,382   FPL Group, Inc.                                            4,236,567
  108,039   PG&E Corp.                                                 4,243,772
  105,617   Pinnacle West Capital Corp.                                4,215,174
  132,391   PPL Corp.                                                  4,276,229
   93,659   Progress Energy, Inc.                                      4,015,161
   62,463   Public Service Enterprise Group, Inc.                      4,130,054
  125,304   Southern Co. (The)                                         4,015,993
  269,253   TECO Energy, Inc.                                          4,022,640
   72,378   TXU Corp.                                                  4,327,481
  219,733   Xcel Energy, Inc.                                          4,214,479
                                                                    ------------
                                                                     104,437,577
                                                                    ------------
            ELECTRICAL PRODUCTS (0.8%)
  210,769   American Power Conversion Corp.                            4,107,888
   48,954   Cooper Industries Ltd. (Class A) (Bermuda)                 4,548,806
   51,598   Emerson Electric Co.                                       4,324,428
  125,023   Molex Inc.                                                 4,197,022
                                                                    ------------
                                                                      17,178,144
                                                                    ------------
            ELECTRONIC COMPONENTS (0.8%)
  152,980   Jabil Circuit, Inc.                                        3,916,288

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   74,504   SanDisk Corp.*                                          $  3,798,214
  930,234   Sanmina-SCI Corp.*                                         4,279,076
1,221,049   Solectron Corp.*                                           4,175,988
                                                                    ------------
                                                                      16,169,566
                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (1.4%)
  120,457   Agilent Technologies, Inc.*                                3,801,623
1,660,021   JDS Uniphase Corp.*                                        4,199,853
   61,963   Rockwell Automation, Inc.                                  4,461,956
  392,154   Symbol Technologies, Inc.                                  4,231,342
  131,713   Tektronix, Inc.                                            3,874,996
  119,843   Thermo Electron Corp.*                                     4,343,110
  293,873   Xerox Corp.*                                               4,087,773
                                                                    ------------
                                                                      29,000,653
                                                                    ------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
  246,457   Applied Materials, Inc.                                    4,012,320
   96,429   KLA-Tencor Corp.                                           4,008,554
  172,305   Novellus Systems, Inc.*                                    4,255,933
  283,106   Teradyne, Inc.*                                            3,943,667
                                                                    ------------
                                                                      16,220,474
                                                                    ------------
            ELECTRONICS/APPLIANCE STORES (0.6%)
   79,128   Best Buy Co., Inc.                                         4,339,380
  143,259   Circuit City Stores - Circuit City Group                   3,899,510
  272,356   RadioShack Corp.                                           3,812,984
                                                                    ------------
                                                                      12,051,874
                                                                    ------------
            ELECTRONICS/APPLIANCES (0.6%)
  171,898   Eastman Kodak Co.                                          4,087,734
   48,134   Harman International Industries, Inc.                      4,109,200
   49,608   Whirlpool Corp.                                            4,100,101
                                                                    ------------
                                                                      12,297,035
                                                                    ------------
            ENGINEERING & CONSTRUCTION (0.2%)
   47,986   Fluor Corp.                                                4,459,339
                                                                    ------------
            ENVIRONMENTAL SERVICES (0.4%)
  388,882   Allied Waste Industries, Inc.*                          $  4,417,700
  120,941   Waste Management, Inc.                                     4,339,363
                                                                    ------------
                                                                       8,757,063
                                                                    ------------
            FINANCE/RENTAL/LEASING (1.4%)
   50,385   Capital One Financial Corp.                                4,305,398
   81,846   CIT Group, Inc.                                            4,279,727
  114,919   Countrywide Financial Corp.                                4,376,116
   85,021   Fannie Mae                                                 4,089,510
   69,865   Freddie Mac                                                3,983,004
   77,377   Ryder System, Inc.                                         4,521,138
   79,746   SLM Corp.                                                  4,220,158
                                                                    ------------
                                                                      29,775,051
                                                                    ------------
            FINANCIAL  CONGLOMERATES (1.2%)
   79,395   American Express Co.                                       4,225,402
   87,330   Citigroup, Inc.                                            4,212,799
  105,161   JPMorgan Chase & Co.                                       4,416,762
   78,984   Principal Financial  Group, Inc.                           4,395,460
   55,848   Prudential Financial, Inc.                                 4,339,390
   71,727   State Street Corp.                                         4,166,621
                                                                    ------------
                                                                      25,756,434
                                                                    ------------
            FINANCIAL PUBLISHING/ SERVICES (0.6%)
  115,173   Equifax, Inc.                                              3,955,041
   77,416   McGraw-Hill Companies, Inc. (The)                          3,888,606
   76,185   Moody's Corp.                                              4,149,035
                                                                    ------------
                                                                      11,992,682
                                                                    ------------
            FOOD DISTRIBUTORS (0.2%)
  134,282   SYSCO Corp.                                                4,103,658
                                                                    ------------
            FOOD RETAIL (0.8%)
  215,363   Kroger Co.                                                 4,707,835
  168,811   Safeway Inc.                                               4,389,086
  141,958   Supervalu, Inc.                                            4,358,111
   66,062   Whole Foods Market, Inc.                                   4,270,248
                                                                    ------------
                                                                      17,725,280
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            FOOD: MAJOR DIVERSIFIED (1.4%)
  119,877   Campbell Soup Co.                                        $ 4,448,635
  190,925   ConAgra Foods Inc.                                         4,221,352
   83,728   General Mills, Inc.                                        4,325,388
  102,781   Heinz (H.J.) Co.                                           4,236,633
   89,155   Kellogg Co.                                                4,317,777
   70,741   PepsiCo, Inc.                                              4,247,290
  234,652   Sara Lee Corp.                                             3,759,125
                                                                     -----------
                                                                      29,556,200
                                                                     -----------
            FOOD: MEAT/FISH/DAIRY (0.4%)
  111,901   Dean Foods Co.*                                            4,161,598
  291,059   Tyson Foods, Inc. (Class A)                                4,325,137
                                                                     -----------
                                                                       8,486,735
                                                                     -----------
            FOOD: SPECIALTY/CANDY (0.6%)
   77,109   Hershey Co. (The)                                          4,246,393
  128,094   McCormick & Co., Inc.
               (Non-Voting)                                            4,297,554
   89,015   Wrigley (Wm.) Jr. Co.                                      4,037,720
                                                                     -----------
                                                                      12,581,667
                                                                     -----------
            FOREST PRODUCTS (0.4%)
  181,776   Louisiana-Pacific Corp.                                    3,980,894
   68,031   Weyerhaeuser Co.                                           4,234,930
                                                                     -----------
                                                                       8,215,824
                                                                     -----------
            GAS DISTRIBUTORS (1.2%)
  812,166   Dynegy, Inc. (Class A)*                                    4,442,548
  105,056   KeySpan Corp.                                              4,244,262
  101,171   Nicor Inc.                                                 4,198,597
  192,491   NiSource, Inc.                                             4,204,003
  111,896   Peoples Energy Corp.                                       4,018,185
   90,435   Sempra Energy                                              4,112,984
                                                                     -----------
                                                                      25,220,579
                                                                     -----------
            HOME BUILDING (0.9%)
   81,734   Centex Corp.                                               4,111,220
  162,906   D.R. Horton, Inc.                                          3,880,421
   88,349   KB Home                                                    4,050,802
   89,491   Lennar Corp. (Class A)                                     3,970,716
  143,678   Pulte Homes, Inc.                                          4,136,489
                                                                     -----------
                                                                      20,149,648
                                                                     -----------
            HOME FURNISHINGS (0.4%)
  168,863   Leggett & Platt, Inc.                                    $ 4,218,198
  164,265   Newell Rubbermaid, Inc.                                    4,242,965
                                                                     -----------
                                                                       8,461,163
                                                                     -----------
            HOME IMPROVEMENT
            CHAINS (0.6%)
  108,839   Home Depot, Inc. (The)                                     3,895,348
   64,545   Lowe's Companies, Inc.                                     3,915,945
   91,038   Sherwin-Williams Co.                                       4,322,484
                                                                     -----------
                                                                      12,133,777
                                                                     -----------
            HOSPITAL/NURSING
            MANAGEMENT (0.8%)
   92,563   HCA, Inc.                                                  3,994,093
  199,682   Health Management
               Associates, Inc. (Class A)                              3,935,732
   90,803   Manor Care, Inc.                                           4,260,477
  569,941   Tenet Healthcare Corp.*                                    3,978,188
                                                                     -----------
                                                                      16,168,490
                                                                     -----------
            HOTELS/RESORTS/
            CRUISELINES (0.8%)
   99,956   Carnival Corp. (Panama)(Units)+                            4,172,163
  160,033   Hilton Hotels Corp.                                        4,525,733
  117,411   Marriott International, Inc.
               (Class A)                                               4,475,707
   71,014   Starwood Hotels & Resorts
               Worldwide, Inc.                                         4,284,985
                                                                     -----------
                                                                      17,458,588
                                                                     -----------
            HOUSEHOLD/PERSONAL
            CARE (1.6%)
   90,473   Alberto-Culver Co.                                         4,407,845
  140,717   Avon Products, Inc.                                        4,362,227
   68,985   Clorox Co. (The)                                           4,206,015
   69,587   Colgate-Palmolive Co.                                      4,168,261
  110,124   Estee Lauder Companies, Inc.
               (The) (Class A)                                         4,258,495
  121,498   International Flavors &
            Fragrances, Inc.                                           4,281,590
   69,416   Kimberly-Clark Corp.                                       4,282,967
   74,591   Procter & Gamble Co. (The)                                 4,147,260
                                                                     -----------
                                                                      34,114,660
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            INDUSTRIAL
            CONGLOMERATES (1.8%)
   52,456   3M Co.                                                   $ 4,236,871
   66,092   Danaher Corp.                                              4,251,037
  122,726   General Electric Co.**                                     4,045,049
  105,479   Honeywell International, Inc.                              4,250,804
  102,382   Ingersoll-Rand Co. Ltd.
               (Class A) (Bermuda)                                     4,379,902
   81,255   ITT Industries, Inc.                                       4,022,123
   48,295   Textron, Inc.                                              4,451,833
  157,174   Tyco International Ltd.
               (Bermuda)                                               4,322,285
   68,393   United Technologies Corp.                                  4,337,484
                                                                     -----------
                                                                      38,297,388
                                                                     -----------
            INDUSTRIAL MACHINERY (0.4%)
   87,565   Illinois Tool Works Inc.                                   4,159,337
   54,525   Parker Hannifin Corp.                                      4,231,140
                                                                     -----------
                                                                       8,390,477
                                                                     -----------
            INDUSTRIAL SPECIALTIES (0.4%)
  109,185   Ecolab Inc.                                                4,430,727
   65,234   PPG Industries, Inc.                                       4,305,444
                                                                     -----------
                                                                       8,736,171
                                                                     -----------
            INFORMATION TECHNOLOGY
            SERVICES (0.8%)
  114,483   Citrix Systems, Inc.*                                      4,595,348
  167,037   Electronic Data
               Systems Corp.                                           4,018,910
   52,966   International Business
               Machines Corp.                                          4,068,848
  646,171   Unisys Corp.*                                              4,057,954
                                                                     -----------
                                                                      16,741,060
                                                                     -----------
            INSURANCE BROKERS/
            SERVICES (0.4%)
  117,395   AON Corp.                                                  4,087,694
  145,870   Marsh & McLennan
               Companies, Inc.                                         3,922,444
                                                                     -----------
                                                                       8,010,138
                                                                     -----------
            INTEGRATED OIL (1.1%)
   71,934   Chevron Corp.                                              4,464,224
   69,041   ConocoPhillips                                           $ 4,524,257
   71,012   Exxon Mobil Corp.                                          4,356,586
   91,019   Hess Corp.                                                 4,810,354
   85,909   Murphy Oil Corp.                                           4,798,877
                                                                     -----------
                                                                      22,954,298
                                                                     -----------
            INTERNET RETAIL (0.2%)
  117,679   Amazon.com, Inc.*                                          4,551,824
                                                                     -----------
            INTERNET SOFTWARE/
            SERVICES (0.6%)
   10,282   Google, Inc. (Class A)*                                    4,311,551
  182,397   VeriSign, Inc.*                                            4,226,138
  139,106   Yahoo!, Inc.*                                              4,590,498
                                                                     -----------
                                                                      13,128,187
                                                                     -----------
            INVESTMENT BANKS/
            BROKERS (1.6%)
   97,563   Ameriprise Financial, Inc.                                 4,358,139
   32,131   Bear Stearns
               Companies, Inc. (The)                                   4,500,911
  189,493   E*TRADE Group, Inc.*                                       4,324,230
   29,328   Goldman Sachs
               Group, Inc. (The)                                       4,411,811
   63,414   Lehman Brothers
               Holdings Inc.                                           4,131,422
   59,736   Merrill Lynch & Co., Inc.                                  4,155,236
   74,105   Morgan Stanley (Note 4)                                    4,684,177
  258,843   Schwab (Charles)
               Corp. (The)                                             4,136,311
                                                                     -----------
                                                                      34,702,237
                                                                     -----------
            INVESTMENT MANAGERS (1.2%)
  130,642   Federated Investors, Inc.
               (Class B)                                               4,115,223
   47,240   Franklin Resources, Inc.                                   4,100,904
  232,345   Janus Capital Group, Inc.                                  4,158,976
   39,212   Legg Mason, Inc.                                           3,902,378
  119,402   Mellon Financial Corp.                                     4,111,011
  112,816   Price (T.) Rowe Group, Inc.                                4,265,573
                                                                     -----------
                                                                      24,654,065
                                                                     -----------
            LIFE/HEALTH INSURANCE (1.2%)
   90,901   AFLAC, Inc.                                                4,213,261

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
  123,513   Genworth Financial Inc. (Class A)                        $ 4,303,193
   75,483   Lincoln National Corp.                                     4,260,261
   84,238   MetLife, Inc.                                              4,313,828
   72,341   Torchmark Corp.                                            4,392,545
  221,214   UnumProvident Corp.                                        4,010,610
                                                                     -----------
                                                                      25,493,698
                                                                     -----------
            MAJOR BANKS (2.4%)
   89,061   Bank of America Corp.                                      4,283,834
  126,978   Bank of New York Co., Inc. (The)                           4,088,692
  100,125   BB&T Corp.                                                 4,164,199
   74,380   Comerica, Inc.                                             3,867,016
  177,728   Huntington Bancshares, Inc.                                4,190,826
  120,081   KeyCorp                                                    4,284,490
  117,215   National City Corp.                                        4,242,011
   60,968   PNC Financial Services Group                               4,278,124
  124,055   Regions Financial Corp.                                    4,108,702
   54,983   SunTrust Banks, Inc.                                       4,193,004
   78,672   Wachovia Corp.                                             4,254,582
   63,365   Wells Fargo & Co.                                          4,250,524
                                                                     -----------
                                                                      50,206,004
                                                                     -----------
            MAJOR TELECOMMUNICATIONS (1.2%)
   66,950   ALLTEL Corp.                                               4,273,418
  151,971   AT&T Inc.                                                  4,238,471
  117,053   BellSouth Corp.                                            4,237,319
  101,394   Embarq Corp.*                                              4,156,140
  195,107   Sprint Nextel Corp.                                        3,900,189
  129,787   Verizon Communications, Inc.                               4,346,567
                                                                     -----------
                                                                      25,152,104
                                                                     -----------
            MANAGED HEALTH CARE (1.4%)
  102,402   Aetna, Inc.                                                4,088,912
   85,354   Caremark Rx, Inc.                                          4,256,604
   42,988   CIGNA Corp.                                                4,234,748
   78,662   Coventry Health Care, Inc.*                                4,321,690
   83,945   Humana, Inc.*                                              4,507,846
   90,703   UnitedHealth Group Inc.                                  $ 4,061,680
   56,541   WellPoint Inc.*                                            4,114,489
                                                                     -----------
                                                                      29,585,969
                                                                     -----------
            MEDIA CONGLOMERATES (1.0%)
  162,496   CBS Corp. (Class B)                                        4,395,517
  143,405   Disney (Walt) Co. (The)                                    4,302,150
  223,571   News Corp (Class A)                                        4,288,092
  248,111   Time Warner, Inc.                                          4,292,320
  111,281   Viacom, Inc. (Class B)*                                    3,988,311
                                                                     -----------
                                                                      21,266,390
                                                                     -----------
            MEDICAL DISTRIBUTORS (0.8%)
   97,270   AmerisourceBergen Corp.                                    4,077,558
   60,555   Cardinal Health, Inc.                                      3,895,503
   87,617   McKesson Corp.                                             4,142,532
  120,379   Patterson Companies, Inc.*                                 4,204,838
                                                                     -----------
                                                                      16,320,431
                                                                     -----------
            MEDICAL SPECIALTIES (3.0%)
  138,877   Applera Corp. - Applied Biosystems Group                   4,492,671
   59,091   Bard (C.R.), Inc.                                          4,329,007
   80,345   Bausch & Lomb, Inc.                                        3,940,119
  109,551   Baxter International, Inc.                                 4,027,095
   69,166   Becton, Dickinson & Co.                                    4,228,117
  116,130   Biomet, Inc.                                               3,633,708
  210,217   Boston Scientific Corp.*                                   3,540,054
   59,845   Fisher Scientific International Inc.*                      4,371,677
   98,330   Hospira, Inc.*                                             4,222,290
   80,426   Medtronic, Inc.                                            3,773,588
  151,358   Pall Corp.                                                 4,238,024
  192,121   Perkinelmer, Inc.                                          4,015,329
  116,747   St. Jude Medical, Inc.*                                    3,784,938
   89,153   Stryker Corp.                                              3,754,233
   99,394   Waters Corp.*                                              4,413,093
   61,221   Zimmer Holdings, Inc.*                                     3,472,455
                                                                     -----------
                                                                      64,236,398
                                                                     -----------
            MISCELLANEOUS COMMERCIAL  SERVICES (0.4%)
  101,534   Cintas Corp.                                               4,036,992

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  187,459   Sabre Holdings Corp. (Class A)                           $ 4,124,098
                                                                     -----------
                                                                       8,161,090
                                                                     -----------
            MISCELLANEOUS MANUFACTURING (0.2%)
   92,050   Dover Corp.                                                4,550,032
                                                                     -----------
            MOTOR VEHICLES (0.6%)
  600,486   Ford Motor Co.                                             4,161,368
  164,971   General Motors Corp.                                       4,914,486
   79,609   Harley-Davidson, Inc.                                      4,369,738
                                                                     -----------
                                                                      13,445,592
                                                                     -----------
            MULTI-LINE INSURANCE (0.8%)
   67,100   American International  Group, Inc.                        3,962,255
   50,397   Hartford Financial Services  Group, Inc. (The)             4,263,586
  124,104   Loews Corp.                                                4,399,487
   76,287   Safeco Corp.                                               4,298,772
                                                                     -----------
                                                                      16,924,100
                                                                     -----------
            OFFICE EQUIPMENT/ SUPPLIES (0.4%)
   72,490   Avery Dennison Corp.                                       4,208,769
  100,987   Pitney Bowes, Inc.                                         4,170,763
                                                                     -----------
                                                                       8,379,532
                                                                     -----------
            OIL & GAS PIPELINES (0.6%)
  286,517   El Paso Corp.                                              4,297,755
   42,237   Kinder Morgan, Inc.                                        4,219,054
  194,710   Williams  Companies, Inc. (The)                            4,548,426
                                                                     -----------
                                                                      13,065,235
                                                                     -----------
            OIL & GAS PRODUCTION (1.7%)
   87,583   Anadarko Petroleum Corp.                                   4,176,833
   65,598   Apache Corp.                                               4,477,064
  134,453   Chesapeake Energy Corp.                                    4,067,203
   73,603   Devon Energy Corp.                                         4,446,357
   63,725   EOG Resources, Inc.                                        4,418,692
   82,277   Kerr-McGee Corp.                                           5,705,910
   43,660   Occidental Petroleum Corp.                                 4,477,333
  100,381   XTO Energy Inc.                                            4,443,867
                                                                     -----------
                                                                      36,213,259
                                                                     -----------
            OIL REFINING/MARKETING (0.6%)
   56,650   Marathon Oil Corp.                                       $ 4,718,945
   62,770   Sunoco, Inc.                                               4,349,333
   70,388   Valero Energy Corp.                                        4,682,210
                                                                     -----------
                                                                      13,750,488
                                                                     -----------
            OILFIELD SERVICES/ EQUIPMENT (1.2%)
   52,830   Baker Hughes Inc.                                          4,324,136
  118,232   BJ Services Co.                                            4,405,324
   56,741   Halliburton Co.                                            4,210,750
   69,302   National OilwellVarco, Inc.*                               4,388,203
   72,502   Schlumberger Ltd.  (Netherlands Antilles)                  4,720,605
   86,578   Weatherford International  Ltd. (Bermuda)*                 4,296,000
                                                                     -----------
                                                                      26,345,018
                                                                     -----------
            OTHER CONSUMER  SERVICES (0.8%)
   77,477   Apollo Group, Inc. (Class A)*                              4,003,237
  180,636   Block (H.&R.), Inc.                                        4,309,975
  249,519   Cendant Corp.                                              4,064,665
  132,670   eBay Inc.*                                                 3,885,904
                                                                     -----------
                                                                      16,263,781
                                                                     -----------
            OTHER CONSUMER SPECIALTIES (0.2%)
   56,950   Fortune Brands, Inc.                                       4,044,020
                                                                     -----------
            OTHER METALS/MINERALS (0.2%)
   52,725   Phelps Dodge Corp.                                         4,331,886
                                                                     -----------
            PACKAGED SOFTWARE (2.2%)
  137,955   Adobe Systems, Inc.*                                       4,188,314
  109,105   Autodesk, Inc.*                                            3,759,758
  193,995   BMC Software, Inc.*                                        4,636,481
  188,073   CA Inc.                                                    3,864,900
  568,211   Compuware Corp.*                                           3,807,014
  77,420    Intuit Inc.*                                               4,675,394
  181,776   Microsoft Corp.**                                          4,235,381
  682,046   Novell, Inc.*                                              4,521,965
  297,622   Oracle Corp.*                                              4,312,543

                       SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   323,190   Parametric Technology Corp.*                            $ 4,107,745
   269,341   Symantec Corp.*                                           4,185,559
                                                                     -----------
                                                                      46,295,054
                                                                     -----------
             PERSONNEL SERVICES (0.4%)
    97,577   Monster Worldwide Inc.*                                   4,162,635
   104,926   Robert Half International, Inc.                           4,406,892
                                                                     -----------
                                                                       8,569,527
                                                                     -----------
             PHARMACEUTICALS: GENERIC  DRUGS (0.5%)
    78,692   Barr Pharmaceuticals Inc.*                                3,752,821
   192,397   Mylan Laboratories, Inc.                                  3,847,940
   163,436   Watson Pharmaceuticals, Inc.*                             3,804,790
                                                                     -----------
                                                                      11,405,551
                                                                     -----------
             PHARMACEUTICALS: MAJOR (1.6%)
    98,720   Abbott Laboratories                                       4,305,179
   167,723   Bristol-Myers Squibb Co.                                  4,337,317
    68,471   Johnson & Johnson                                         4,102,782
    74,287   Lilly (Eli) & Co.                                         4,105,842
   122,734   Merck & Co., Inc.                                         4,471,200
   171,458   Pfizer, Inc.**                                            4,024,119
   219,390   Schering-Plough Corp.                                     4,174,992
    91,115   Wyeth                                                     4,046,417
                                                                     -----------
                                                                      33,567,848
                                                                     -----------
             PHARMACEUTICALS: OTHER (0.6%)
    38,392   Allergan, Inc.                                            4,117,926
   106,445   Forest Laboratories, Inc.*                                4,118,357
   248,746   King Pharmaceuticals, Inc.*                               4,228,682
                                                                     -----------
                                                                      12,464,965
                                                                     -----------
             PRECIOUS METALS (0.4%)
    83,121   Freeport-McMoRan Copper & Gold, Inc. (Class B)            4,605,735
    84,364   Newmont Mining Corp.                                      4,465,387
                                                                     -----------
                                                                       9,071,122
                                                                     -----------
             PROPERTY - CASUALTY INSURERS (1.4%)
    82,659   ACE Ltd. (Cayman Islands)                               $ 4,181,719
    77,258   Allstate Corp. (The)                                      4,228,330
    84,012   Chubb Corp. (The)                                         4,192,199
    90,453   Cincinnati Financial Corp.                                4,252,196
   159,368   Progressive Corp. (The)                                   4,097,351
    96,246   St. Paul Travelers Companies, Inc. (The)                  4,290,647
    64,847   XL Capital Ltd. (Class A) (Cayman Islands)                3,975,121
                                                                     -----------
                                                                      29,217,563
                                                                     -----------
             PUBLISHING: BOOKS/MAGAZINES (0.2%)
    82,253   Meredith Corp.                                            4,074,814
                                                                     -----------
             PUBLISHING:  NEWSPAPERS (1.0%)
   115,604   Dow Jones & Co., Inc.                                     4,047,296
    72,816   Gannett Co., Inc.                                         4,072,599
    34,575   McClatchy Co. (The) (Class A)                             1,387,155
   169,147   New York Times Co. (The) (Class A)                        4,150,867
    89,857   Scripps (E.W.) Co. (Class A)                              3,876,431
   132,308   Tribune Co.                                               4,290,748
                                                                     -----------
                                                                      21,825,096
                                                                     -----------
             PULP & PAPER (0.4%)
   128,657   International Paper Co.                                   4,155,621
   153,229   MeadWestvaco Corp.                                        4,279,686
                                                                     -----------
                                                                       8,435,307
                                                                     -----------
             RAILROADS (0.8%)
    54,670   Burlington Northern Santa Fe Corp.                        4,332,598
    65,630   CSX Corp.                                                 4,622,977
    83,617   Norfolk Southern Corp.                                    4,450,097
    47,051   Union Pacific Corp.                                       4,373,861
                                                                     -----------
                                                                      17,779,533
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (2.2%)
    94,933   Apartment Investment & Management Co. (Class A)         $ 4,124,839
    84,601   Archstone-Smith Trust                                     4,303,653
    45,619   Boston Properties, Inc.                                   4,123,958
   117,476   Equity Office Properties Trust                            4,289,049
    94,926   Equity Residential                                        4,246,040
   111,466   Kimco Realty Corp.                                        4,067,394
   113,061   Plum Creek Timber Co., Inc.                               4,013,666
    80,240   ProLogis                                                  4,182,109
    54,703   Public Storage, Inc.                                      4,151,958
    50,987   Simon Property Group, Inc.                                4,228,862
    44,516   Vornado Realty Trust                                      4,342,536
                                                                     -----------
                                                                      46,074,064
                                                                     -----------
             RECREATIONAL PRODUCTS (0.8%)
   117,670   Brunswick Corp.                                           3,912,528
    94,970   Electronic Arts Inc.*                                     4,087,509
   221,825   Hasbro, Inc.                                              4,017,251
   249,879   Mattel, Inc.                                              4,125,502
                                                                     -----------
                                                                      16,142,790
                                                                     -----------
             REGIONAL BANKS (2.3%)
   155,450   AmSouth Bancorporation                                    4,111,653
   114,746   Commerce Bancorp, Inc.                                    4,092,990
    76,495   Compass Bancshares, Inc.                                  4,253,122
   108,015   Fifth Third Bancorp                                       3,991,154
   105,906   First Horizon National Corp.                              4,257,421
    36,351   M&T Bank Corp.                                            4,286,510
    93,456   Marshall & Ilsley Corp.                                   4,274,677
   141,483   North Fork Bancorporation, Inc.                           4,268,542
    76,926   Northern Trust Corp.                                      4,254,008
   151,801   Synovus Financial Corp.                                   4,065,231
   135,015   U.S. Bancorp                                              4,169,263
    52,594   Zions Bancorporation                                      4,099,176
                                                                     -----------
                                                                      50,123,747
                                                                     -----------
             RESTAURANTS (1.0%)
   111,436   Darden Restaurants, Inc.                                $ 4,390,578
   123,502   McDonald's Corp.                                          4,149,667
   115,358   Starbucks Corp.*                                          4,355,918
    69,112   Wendy's International, Inc.                               4,028,538
    81,357   Yum! Brands, Inc.                                         4,089,816
                                                                     -----------
                                                                      21,014,517
                                                                     -----------
             SAVINGS BANKS (0.6%)
    58,462   Golden West Financial Corp.                               4,337,880
   200,982   Sovereign Bancorp, Inc.                                   4,081,935
    94,820   Washington Mutual, Inc.                                   4,321,896
                                                                     -----------
                                                                      12,741,711
                                                                     -----------
             SEMICONDUCTORS (2.8%)
   156,679   Advanced Micro Devices, Inc.*                             3,826,101
   227,220   Altera Corp.*                                             3,987,711
   121,772   Analog Devices, Inc.                                      3,913,752
   124,953   Broadcom Corp. (Class A)*                                 3,754,838
   148,497   Freescale Semiconductor Inc. (Class B)*                   4,365,812
   219,522   Intel Corp.**                                             4,159,942
   120,320   Linear Technology Corp.                                   4,029,517
   454,440   LSI Logic Corp.*                                          4,067,238
   124,914   Maxim Integrated Products, Inc.                           4,010,989
   258,304   Micron Technology, Inc.*                                  3,890,058
   164,979   National Semiconductor Corp.                              3,934,749
   185,469   NVIDIA Corp.*                                             3,948,635
   430,573   PMC - Sierra, Inc.*                                       4,047,386
   140,287   Texas Instruments Inc.                                    4,249,293
   167,385   Xilinx, Inc.                                              3,791,270
                                                                     -----------
                                                                      59,977,291
                                                                     -----------
             SERVICES TO THE HEALTH INDUSTRY (1.0%)
    59,008   Express Scripts, Inc.*                                    4,233,234
   161,563   IMS Health Inc.                                           4,337,967
    68,906   Laboratory Corp. of America Holdings*                     4,288,020


                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
-------------------------------------------------------------------------------
   77,733   Medco Health Solutions Inc.*                         $    4,452,546
   73,692   Quest Diagnostics Inc.                                    4,415,625
                                                                 --------------
                                                                     21,727,392
                                                                 --------------
            SPECIALTY INSURANCE (0.6%)
   53,568   Ambac Financial Group, Inc.                               4,344,365
   70,458   MBIA Inc.                                                 4,125,316
   64,360   MGIC Investment Corp.                                     4,183,400
                                                                 --------------
                                                                     12,653,081
                                                                 --------------
            SPECIALTY STORES (1.3%)
  192,950   AutoNation, Inc.*                                         4,136,848
   44,397   AutoZone, Inc.*                                           3,915,815
  115,057   Bed Bath & Beyond Inc.*                                   3,816,441
  104,926   Office Depot, Inc.*                                       3,987,188
  101,618   OfficeMax Inc.                                            4,140,934
  170,706   Staples, Inc.                                             4,151,570
  120,820   Tiffany & Co.                                             3,989,476
                                                                 --------------
                                                                     28,138,272
                                                                 --------------
            SPECIALTY TELECOMMUNICATIONS (0.6%)
  114,981   CenturyTel, Inc.                                          4,271,544
  320,857   Citizens Communications Co.                               4,187,184
  550,621   Qwest Communications International, Inc.*                 4,454,524
                                                                 --------------
                                                                     12,913,252
                                                                 --------------
            STEEL (0.6%)
   65,154   Allegheny Technologies Inc.                               4,511,263
   83,546   Nucor Corp.                                               4,532,371
   67,100   United States Steel Corp.                                 4,705,052
                                                                 --------------
                                                                     13,748,686
                                                                 --------------
            TELECOMMUNICATION EQUIPMENT (1.7%)
  243,617   ADC  Telecommunications, Inc.*                            4,107,383
  434,297   Andrew Corp.*                                             3,847,871
  975,061   CIENA Corp.*                                              4,690,043
  199,764   Comverse Technology, Inc.*                           $    3,949,334
  181,530   Corning, Inc.*                                            4,391,211
1,646,414   Lucent Technologies Inc.*                                 3,984,322
  200,062   Motorola, Inc.                                            4,031,249
   91,405   QUALCOMM, Inc.                                            3,662,598
  294,921   Tellabs, Inc.*                                            3,925,399
                                                                 --------------
                                                                     36,589,410
                                                                 --------------
            TOBACCO (0.6%)
   57,583   Altria Group, Inc.                                        4,228,320
   38,065   Reynolds American, Inc.                                   4,388,895
   95,853   UST, Inc.                                                 4,331,597
                                                                 --------------
                                                                     12,948,812
                                                                 --------------
            TOOLS/HARDWARE (0.6%)
   49,287   Black & Decker Corp.                                      4,162,780
  108,122   Snap-On, Inc.                                             4,370,291
   88,817   Stanley Works (The)                                       4,193,939
                                                                 --------------
                                                                     12,727,010
                                                                 --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (1.0%)
   59,167   Caterpillar Inc.                                          4,406,758
   39,718   Cummins Inc.                                              4,855,526
   52,262   Deere & Co.                                               4,363,354
  165,660   Navistar  International Corp.*                            4,076,893
   54,983   PACCAR, Inc.                                              4,529,500
                                                                 --------------
                                                                     22,232,031
                                                                 --------------
            WHOLESALE DISTRIBUTORS (0.4%)
   98,655   Genuine Parts Co.                                         4,109,967
   59,307   Grainger (W.W.), Inc.                                     4,461,666
                                                                 --------------
                                                                      8,571,633
                                                                 --------------
            Total Common Stocks
            (COST $1,270,057,596)                                 2,099,680,438
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                             VALUE
-------------------------------------------------------------------------------
            Short-Term Investments (1.7%)
            Repurchase Agreements
 $35,002    Joint repurchase agreement account 5.215% due
            07/03/06 (dated 06/30/06; proceeds
            $35,017,211)(b)
            (COST $35,002,000)                                   $   35,002,000
     841    The Bank of New York 5.188% due 07/03/06 (dated
            06/30/06; proceeds $841,296)(c)
            (COST $840,932)                                             840,932
                                                                 --------------
            Total Short-Term Investments
            (Cost $35,842,932)                                       35,842,932
                                                                 --------------
Total Investments
   (COST $1,305,900,528) (d)(e)                          100.0%   2,135,523,370
Liabilities in Excess of Other Assets                     (0.0)        (171,272)
                                                         -----   --------------
Net Assets                                               100.0%  $2,135,352,098
                                                         =====   ==============

----------
*    NON-INCOME PRODUCING SECURITY.

** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $1,455,750.

+ CONSIST OF ONE OR MORE CLASS OF SECURITIES TRADED AS A UNIT; STOCKS WITH ATTACHED TRUST SHARES.

(a) A SECURITY WITH TOTAL MARKET VALUE EQUAL TO $0 HAS BEEN VALUED AT ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 5.50% DUE 06/01/36 VALUED $857,695.

(d) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $32,442,426 IN CONNECTION WITH OPEN FUTURES CONTRACTS.

(e) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,308,684,713. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $861,621,578 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $34,782,921, RESULTING IN NET UNREALIZED APPRECIATION OF $826,838,657.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

NUMBER OF                DESCRIPTION, DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR      AMOUNT AT VALUE   APPRECIATION
-------------------------------------------------------------------------------

    49         Long      S&P 500 Index             $15,672,650       $217,805
                         September/ 2006
    30         Long      S&P Midcap 400 Index       11,574,000        309,600
                         September/ 2006
    80         Long      S&P Midcap 400              6,172,800        261,024
                         Mini Index,
                         September/ 2006
    20         Long      S&P 500 Mini Index          1,279,400         11,600
                         September/ 2006
                         Total Unrealized                            --------
                            Appreciation                             $800,029
                                                                     ========

                        SEE NOTES TO FINANCIAL STATEMENTS

SUMMARY OF INVESTMENTS

                                                                      PERCENT OF
SECTOR                                                    VALUE       NET ASSETS
--------------------------------------------------------------------------------
Finance                                              $  366,331,893      17.2%
Electronic Technology                                   244,730,662      11.5
Consumer Non-Durables                                   147,874,496       6.9
Retail Trade                                            146,291,606       6.8
Health Technology                                       145,537,692       6.8
Utilities                                               129,658,156       6.0
Consumer Services                                       123,026,033       5.8
Producer Manufacturing                                  116,336,981       5.4
Technology Services                                     105,331,217       4.9
Consumer Durables                                        95,127,296       4.5
Process Industries                                       85,990,231       4.0
Energy Minerals                                          72,918,045       3.4
Industrial Services                                      69,733,682       3.3
Health Services                                          67,481,851       3.2
Non-Energy Minerals                                      44,234,395       2.1
Commercial Services                                      41,130,042       1.9
Communications                                           38,065,356       1.8
Repurchase Agreements                                    35,842,932       1.7
Transportation                                           30,885,082       1.4
Distribution Services                                    28,995,722       1.4
                                                     --------------     -----
                                                     $2,135,523,370*    100.0%
                                                     ==============     =====

----------
* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $34,698,850 WITH A TOTAL UNREALIZED APPRECIATION OF $800,029.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2006

Assets:
Investments in securities, at value (cost $1,303,708,848)        $2,130,839,193
Investment in affiliates (cost $2,191,680)                            4,684,177
Receivable for:
   Dividends                                                          2,278,477
   Shares of beneficial interest sold                                 1,959,450
   Variation margin                                                      58,800
   Interest                                                               5,191
Prepaid expenses and other assets                                        75,290
                                                                 --------------
   Total Assets                                                   2,139,900,578
                                                                 --------------
Liabilities:
Payable for:
   Shares of beneficial interest redeemed                             2,255,801
   Investments purchased                                                840,309
   Distribution fee                                                     810,133
   Investment advisory fee                                              206,960
   Administration fee                                                   139,266
   Transfer agent fee                                                    42,914
Accrued expenses and other payables                                     253,097
                                                                 --------------
   Total Liabilities                                                  4,548,480
                                                                 --------------
   Net Assets                                                    $2,135,352,098
                                                                 ==============
Composition of Net Assets:
Paid-in-capital                                                  $1,210,819,332
Net unrealized appreciation                                         830,422,871
Accumulated undistributed net investment income                       7,902,727
Accumulated undistributed net realized gain                          86,207,168
                                                                 --------------
   Net Assets                                                    $2,135,352,098
                                                                 ==============
Class A Shares:
Net Assets                                                       $  850,677,576
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            21,243,156
   Net Asset Value Per Share                                     $        40.04
                                                                 ==============
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)               $        42.26
                                                                 ==============
Class B Shares:
Net Assets                                                       $  674,370,679
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            17,041,291
   Net Asset Value Per Share                                     $        39.57
                                                                 ==============
Class C Shares:
Net Assets                                                       $  101,809,385
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             2,612,316
   Net Asset Value Per Share                                     $        38.97
                                                                 ==============
Class D Shares:
Net Assets                                                       $  508,494,458
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            12,624,471
   Net Asset Value Per Share                                     $        40.28
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Income
Dividends                                                        $   33,270,181
Dividends from affiliates                                                82,936
Interest                                                              1,331,530
                                                                 --------------
   Total Income                                                      34,684,647
                                                                 --------------
Expenses
Distribution fee (Class A shares)                                     1,985,027
Distribution fee (Class B shares)                                     7,469,447
Distribution fee (Class C shares)                                       950,355
Transfer agent fees and expenses                                      2,954,984
Investment advisory fee                                               2,547,800
Administration fee                                                    1,718,241
Shareholder reports and notices                                         259,236
Registration fees                                                       109,825
Custodian fees                                                          106,836
Professional fees                                                       103,926
Trustees' fees and expenses                                              32,787
Other                                                                   361,212
                                                                 --------------
   Total Expenses                                                    18,599,676
Less: expense offset                                                     (9,267)
                                                                 --------------
   Net Expenses                                                      18,590,409
                                                                 --------------
   Net Investment Income                                             16,094,238
                                                                 --------------
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments                                                         116,290,875
Futures contracts                                                     1,349,666
                                                                 --------------
   Net Realized Gain                                                117,640,541
                                                                 --------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          86,323,069
Futures contracts                                                       786,562
                                                                 --------------
   Net Appreciation                                                  87,109,631
                                                                 --------------
   Net Gain                                                         204,750,172
                                                                 --------------
Net Increase                                                     $  220,844,410
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             JUNE 30, 2006    JUNE 30, 2005
                                                                             --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                        $   16,094,238   $    8,287,254
Net realized gain                                                               117,640,541       59,583,254
Net change in unrealized appreciation                                            87,109,631      107,481,580
                                                                             --------------   --------------
   Net Increase                                                                 220,844,410      175,352,088
                                                                             --------------   --------------
Dividends and Distributions to Shareholders from:
Net investment income
   Class A shares                                                               (7,136,306)        (386,015)
   Class C shares                                                                 (176,707)               --
   Class D shares                                                               (5,186,984)      (2,845,605)
Net realized gain
   Class A shares                                                              (26,783,725)      (1,323,954)
   Class B shares                                                              (25,859,136)     (23,233,359)
   Class C shares                                                               (3,454,916)      (1,392,512)
   Class D shares                                                              (16,342,081)      (6,457,707)
                                                                             --------------   --------------
   Total Dividends and Distributions                                           (84,939,855)     (35,639,152)
                                                                             --------------   --------------
Net increase (decrease) from transactions in shares of beneficial interest     (48,850,926)      200,493,084
                                                                             --------------   --------------
   Net Increase                                                                  87,053,629      340,206,020
Net Assets:
Beginning of period                                                           2,048,298,469    1,708,092,449
                                                                             --------------   --------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $7,902,727
AND $5,022,320, RESPECTIVELY)                                                $2,135,352,098   $2,048,298,469
                                                                             ==============   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $43,078,334 at June 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,237,354 and $23,749, respectively and received $645,343 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2006 aggregated $331,305,426 and $416,094,120, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $82,672 and $275,584, respectively, including a net realized gain of $4,770.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,256. At June 30, 2006, the Fund had an accrued pension liability of $74,869 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                      FOR THE YEAR                 FOR THE YEAR
                                                         ENDED                        ENDED
                                                     JUNE 30, 2006                JUNE 30, 2005
                                              --------------------------   ---------------------------
                                                SHARES        AMOUNT          SHARES        AMOUNT
                                              ----------   -------------   -----------   -------------
CLASS A SHARES
Sold                                           2,688,770   $ 106,515,636     1,866,922   $  67,382,970
Conversion from Class B                        2,343,137      92,947,322    16,800,206     596,406,429
Reinvestment of dividends and distributions      760,364      29,768,273        42,798       1,589,944
Redeemed                                      (3,957,110)   (156,807,113)   (1,162,506)    (42,314,935)
                                              ----------   -------------     ---------   -------------
Net increase -- Class A                        1,835,161      72,424,118    17,547,420     623,064,408
                                              ----------   -------------     ---------   -------------
CLASS B SHARES
Sold                                           2,370,177      92,507,291     7,542,953     265,962,195
Conversion to Class A                         (2,370,974)    (92,947,322)  (16,997,255)   (596,406,429)
Reinvestment of dividends and distributions      595,651      23,141,059       557,306      20,520,007
Redeemed                                      (4,238,573)   (165,874,473)   (7,485,063)   (263,706,209)
                                              ----------   -------------     ---------   -------------
Net decrease -- Class B                       (3,643,719)   (143,173,445)  (16,382,059)   (573,630,436)
                                              ----------   -------------     ---------   -------------
CLASS C SHARES
Sold                                             541,752      20,932,763       925,194      32,344,651
Reinvestment of dividends and distributions       89,650       3,428,205        36,003       1,307,622
Redeemed                                        (546,981)    (21,093,935)     (432,168)    (15,117,148)
                                              ----------   -------------     ---------   -------------
Net increase -- Class C                           84,421       3,267,033       529,029      18,535,125
                                              ----------   -------------     ---------   -------------
CLASS D SHARES
Sold                                           3,247,511     129,522,604     5,762,966     205,960,808
Reinvestment of dividends and distributions      472,263      18,574,090       212,137       7,908,463
Redeemed                                      (3,245,631)   (129,465,326)   (2,255,633)    (81,345,284)
                                              ----------   -------------     ---------   -------------
Net increase -- Class D                          474,143      18,631,368     3,719,470     132,523,987
                                              ----------   -------------     ---------   -------------
Net increase (decrease) in Fund               (1,249,994)  $ (48,850,926)    5,413,860   $ 200,493,084
                                              ==========   =============     =========   =============

6. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                 FOR THE YEAR    FOR THE YEAR
                                    ENDED           ENDED
                                JUNE 30, 2006   JUNE 30, 2005
                                -------------   -------------
Ordinary income                  $28,038,777     $17,307,953
Long-term capital gains           56,901,078      18,331,199
                                 -----------     -----------
Total distributions              $84,939,855     $35,639,152
                                 ===========     ===========

As of June 30, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income    $ 19,748,731
Undistributed long-term gains      78,023,542
                                 ------------
Net accumulated earnings           97,772,273
Temporary differences                 (78,164)
Net unrealized appreciation       826,838,657
                                 ------------
Total accumulated earnings       $924,532,766
                                 ============

As of June 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences attributable to tax adjustments on REITs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $713,834.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE YEAR ENDED JUNE 30
                                                  --------------------------------------------------
                                                    2006       2005       2004      2003       2002
                                                  --------   --------   -------   -------    -------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period              $  37.58   $  34.88   $ 29.36   $ 29.59    $ 32.08
                                                  --------   --------   -------   -------    -------
Income (loss) from investment operations:
   Net investment income++                            0.39       0.33      0.22      0.23       0.23
   Net realized and unrealized gain (loss)            3.79       3.17      7.54     (0.34)     (2.32)
                                                  --------   --------   -------   -------    -------
Total income (loss) from investment operations        4.18       3.50      7.76     (0.11)     (2.09)
                                                  --------   --------   -------   -------    -------
Less dividends and distributions from:
   Net investment income                             (0.36)     (0.18)    (0.12)    (0.11)     (0.36)
   Net realized gain                                 (1.36)     (0.62)    (2.12)    (0.01)     (0.04)
                                                  --------   --------   -------   -------    -------
Total dividends and distributions                    (1.72)     (0.80)    (2.24)    (0.12)     (0.40)
                                                  --------   --------   -------   -------    -------
Net asset value, end of period                    $  40.04   $  37.58   $ 34.88   $ 29.36    $ 29.59
                                                  ========   ========   =======   =======    =======
Total Return+                                        11.22%     10.07%    27.26%    (0.32)%    (6.53)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)                0.63%      0.70%     0.86%     0.89%      0.85%
Net investment income                                 0.98%      0.91%     0.66%     0.88%      0.73%
Supplemental Data:
Net assets, end of period, in thousands           $850,678   $729,440   $64,890   $27,491    $19,625
Portfolio turnover rate                                 16%        14%       11%       25%         9%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED JUNE 30
                                                  ---------------------------------------------------------
                                                    2006       2005        2004        2003         2002
                                                  --------   --------   ----------   --------    ----------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period              $  37.10   $  34.52   $    29.20   $  29.54    $    31.91
                                                  --------   --------   ----------   --------    ----------
Income (loss) from investment operations:
   Net investment income (loss)++                     0.09       0.06        (0.04)      0.03         (0.01)
   Net realized and unrealized gain (loss)            3.74       3.14         7.49      (0.35)        (2.30)
                                                  --------   --------   ----------   --------    ----------
Total income (loss) from investment operations        3.83       3.20         7.45      (0.32)        (2.31)
                                                  --------   --------   ----------   --------    ----------
Less dividends and distributions from:
   Net investment income                              0.00       0.00        (0.01)     (0.01)        (0.02)
   Net realized gain                                 (1.36)     (0.62)       (2.12)     (0.01)        (0.04)
                                                  --------   --------   ----------   --------    ----------
Total dividends and distributions                    (1.36)     (0.62)       (2.13)     (0.02)        (0.06)
                                                  --------   --------   ----------   --------    ----------
Net asset value, end of period                    $  39.57   $  37.10   $    34.52   $  29.20    $    29.54
                                                  ========   ========   ==========   ========    ==========
Total Return+                                        10.38%      9.29%       26.29%     (1.08)%       (7.23)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)                1.38%      1.45%        1.63%      1.65%         1.60%
Net investment income (loss)                          0.23%      0.16%       (0.11)%     0.12%        (0.02)%
Supplemental Data:
Net assets, end of period, in thousands           $674,371   $767,445   $1,279,687   $928,148    $1,037,039
Portfolio turnover rate                                 16%        14%          11%        25%            9%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED JUNE 30
                                                 ---------------------------------------------------
                                                   2006       2005      2004        2003       2002
                                                 --------   -------   --------    -------    -------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period             $  36.60   $ 34.07   $  28.87    $ 29.22    $ 31.76
                                                 --------   -------   --------    -------    -------
Income (loss) from investment operations:
   Net investment income (loss)++                    0.11      0.06      (0.03)      0.03      (0.01)
   Net realized and unrealized gain (loss)           3.69      3.09       7.40      (0.35)     (2.28)
                                                 --------   -------   --------    -------    -------
Total income (loss) from investment operations       3.80      3.15       7.37      (0.32)     (2.29)
                                                 --------   -------   --------    -------    -------
Less dividends and distributions from:
   Net investment income                            (0.07)     0.00      (0.05)     (0.02)     (0.21)
   Net realized gain                                (1.36)    (0.62)     (2.12)     (0.01)     (0.04)
                                                 --------   -------   --------    -------    -------
Total dividends and distributions                   (1.43)    (0.62)     (2.17)     (0.03)     (0.25)
                                                 --------   -------   --------    -------    -------
Net asset value, end of period                   $  38.97   $ 36.60   $  34.07    $ 28.87    $ 29.22
                                                 ========   =======   ========    =======    =======
Total Return+                                       10.44%     9.26%     26.31%     (1.09)%    (7.23)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)               1.33%     1.45%      1.63%      1.65%      1.60%
Net investment income (loss)                         0.28%     0.16%     (0.11)%     0.12%     (0.02)%
Supplemental Data:
Net assets, end of period, in thousands          $101,809   $92,529   $ 68,101    $30,809    $23,962
Portfolio turnover rate                                16%       14%        11%        25%         9%

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED JUNE 30
                                                 ----------------------------------------------------
                                                   2006       2005       2004       2003        2002
                                                 --------   --------   --------   --------    -------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period             $  37.77   $  35.04   $  29.44   $  29.63    $ 32.19
                                                 --------   --------   --------   --------    -------
Income (loss) from investment operations:
   Net investment income++                           0.49       0.42       0.30       0.30       0.30
   Net realized and unrealized gain (loss)           3.81       3.20       7.56      (0.34)     (2.33)
                                                 --------   --------   --------   --------    -------
Total income (loss) from investment operations       4.30       3.62       7.86      (0.04)     (2.03)
                                                 --------   --------   --------   --------    -------
Less dividends and distributions from:
   Net investment income                            (0.43)     (0.27)     (0.14)     (0.14)     (0.49)
   Net realized gain                                (1.36)     (0.62)     (2.12)     (0.01)     (0.04)
                                                 --------   --------   --------   --------    -------
Total dividends and distributions                   (1.79)     (0.89)     (2.26)     (0.15)     (0.53)
                                                 --------   --------   --------   --------    -------
Net asset value, end of period                   $  40.28   $  37.77   $  35.04   $  29.44    $ 29.63
                                                 ========   ========   ========   ========    =======
Total Return+                                       11.49%     10.38%     27.55%     (0.09)%    (6.28)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)               0.38%      0.45%      0.63%      0.65%      0.60%
Net investment income                                1.23%      1.16%      0.89%      1.12%      0.98%
Supplemental Data:
Net assets, end of period, in thousands          $508,494   $458,885   $295,414   $152,558    $98,886
Portfolio turnover rate                                16%        14%        11%        25%         9%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Equally-Weighted S&P 500 Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equally-Weighted S&P 500 Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                               Number of
                                                                                              Portfolios
                                                Term of                                         in Fund
                               Position(s)    Office and                                        Complex
  Name, Age and Address of      Held with      Length of     Principal Occupation(s) During   Overseen by   Other Directorships Held
     Independent Trustee        Registrant   Time Served*            Past 5 Years**            Trustee***          by Trustee
----------------------------   -----------   ------------   -------------------------------   -----------   ------------------------
Michael Bozic (65)             Trustee       Since          Private Investor; Chairman of     197           Director of various
c/o Kramer Levin Naftalis &                  April 1994     the Insurance Committee (since                  business organizations.
Frankel LLP                                                 July 2006) and Director or
Counsel to the Independent                                  Trustee of the Retail Funds
Trustees                                                    (since April 1994) and the
1177 Avenue of the Americas                                 Institutional Funds (since July
New York, NY 10036                                          2003); formerly Vice Chairman
                                                            of Kmart Corporation (December
                                                            1998-October 2000), Chairman
                                                            and Chief Executive Officer of
                                                            Levitz Furniture Corporation
                                                            (November 1995-November 1998)
                                                            and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores (May 1991-
                                                            July 1995); formerly variously
                                                            Chairman, Chief Executive
                                                            Officer, President and Chief
                                                            Operating Officer (1987-1991)
                                                            of the Sears Merchandise Group
                                                            of Sears, Roebuck & Co.

Edwin J. Garn (73)             Trustee       Since          Consultant; Director or Trustee   197           Director of Franklin
1031 N. Chartwell Court                      January 1993   of the Retail Funds (since                      Covey (time management
Salt Lake City, UT 84103                                    January 1993) and the                           systems), BMW Bank of
                                                            Institutional Funds (since July                 North America, Inc.
                                                            2003); member of the Utah                       (industrial loan
                                                            Regional Advisory Board of                      corporation), Escrow
                                                            Pacific Corp. (utility                          Bank USA (industrial
                                                            company); formerly Managing                     loan corporation),
                                                            Director of Summit Ventures LLC                 United Space Alliance
                                                            (2000-2004) (lobbying and                       (joint venture between
                                                            consulting firm); United States                 Lockheed Martin and the
                                                            Senator (R-Utah) (1974-1992)                    Boeing Company) and
                                                            and Chairman, Senate Banking                    Nuskin Asia Pacific
                                                            Committee (1980-1986), Mayor of                 (multilevel marketing);
                                                            Salt Lake City, Utah                            member of the board of
                                                            (1971-1974), Astronaut, Space                   various civic and
                                                            Shuttle Discovery (April 12-19,                 charitable
                                                            1985), and Vice Chairman,                       organizations.
                                                            Huntsman Corporation (chemical
                                                            company).

Wayne E. Hedien (72)           Trustee       Since          Retired; Director or Trustee of   197           Director of The PMI
c/o Kramer Levin Naftalis &                  September      the Retail Funds (since                         Group Inc. (private
Frankel LLP Counsel to the                   1997           September 1997) and the                         mortgage insurance);
Independent Trustees 1177                                   Institutional Funds (since July                 Trustee and Vice
Avenue of the Americas                                      2003); formerly associated with                 Chairman of The Field
New York, NY 10036                                          the Allstate Companies                          Museum of Natural
                                                            (1966-1994), most recently as                   History; director of
                                                            Chairman of The Allstate                        various other business
                                                            Corporation (March 1993-                        and charitable
                                                            December 1994) and Chairman and                 organizations.
                                                            Chief Executive Officer of its
                                                            wholly-owned subsidiary,
                                                            Allstate Insurance Company
                                                            (July 1989-December 1994).

                                                                                                Number of
                                                                                               Portfolios
                                                 Term of                                         in Fund
                                Position(s)    Office and                                        Complex
  Name, Age and Address of       Held with      Length of     Principal Occupation(s) During   Overseen by  Other Directorships Held
     Independent Trustee         Registrant   Time Served*            Past 5 Years**           Trustee***          by Trustee
-----------------------------   -----------   ------------   -------------------------------   ----------   ------------------------
Dr. Manuel H. Johnson (57)      Trustee       Since          Senior Partner, Johnson Smick     197          Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                 July 1991      International, Inc., a                         (home construction);
888 16th Street, NW                                          consulting firm; Chairman of                   Director of KFX Energy;
Suite 740                                                    the Audit Committee and                        Director of RBS
Washington, D.C. 20006                                       Director or Trustee of the                     Greenwich Capital
                                                             Retail Funds (since July 1991)                 Holdings (financial
                                                             and the Institutional Funds                    holding company).
                                                             (since July 2003); Co-Chairman
                                                             and a founder of the Group of
                                                             Seven Council (G7C), an
                                                             international economic
                                                             commission; formerly Vice
                                                             Chairman of the Board of
                                                             Governors of the Federal
                                                             Reserve System and Assistant
                                                             Secretary of the U.S. Treasury.

Joseph J. Kearns (63)           Trustee       Since          President, Kearns & Associates    198          Director of Electro Rent
c/o Kearns & Associates LLC                   July 2003      LLC (investment consulting);                   Corporation (equipment
PMB754                                                       Deputy Chairman of the Audit                   leasing), The Ford
23852 Pacific Coast Highway                                  Committee and Director or                      Family Foundation, and
Malibu, CA 90265                                             Trustee of the Retail Funds                    the UCLA Foundation.
                                                             (since July 2003) and the
                                                             Institutional Funds (since
                                                             August 1994); previously
                                                             Chairman of the Audit Committee
                                                             of the Institutional Funds
                                                             (October 2001-July 2003);
                                                             formerly CFO of the J. Paul
                                                             Getty Trust.

Michael E. Nugent (70)          Chairman of   Chairman of    General Partner of Triumph        197          None.
c/o Triumph Capital, L.P.       the Board     the Board      Capital, L.P., a private
445 Park Avenue                 and Trustee   (since July    investment partnership;
New York, NY 10022                            2006) and      Chairman of the Board of the
                                              Trustee        Retail Funds and Institutional
                                              (since July    Funds (since July 2006) and
                                              1991)          Director or Trustee of the
                                                             Retail Funds (since July 1991)
                                                             and the Institutional Funds
                                                             (since July 2001); formerly
                                                             Chairman of the Insurance
                                                             Committee (July 1991-July 2006)
                                                             and Vice President, Bankers
                                                             Trust Company and BT Capital
                                                             Corporation (1984-1988).

Fergus Reid (73)                Trustee       Since          Chairman of Lumelite Plastics     198          Trustee and Director of
c/o Lumelite Plastics                         July 2003      Corporation; Chairman of the                   certain investment
Corporation                                                  Governance Committee and                       companies in the
85 Charles Colman Blvd.                                      Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY 12564                                            Retail Funds (since July 2003)                 managed by J.P. Morgan
                                                             and the Institutional Funds                    Investment Management
                                                             (since June 1992).                             Inc.

Interested Trustees:

                                                                                                Number of
                                                                                               Portfolios
                                                 Term of                                         in Fund
                                Position(s)    Office and                                        Complex
  Name, Age and Address of       Held with      Length of     Principal Occupation(s) During   Overseen by  Other Directorships Held
     Interested  Trustee         Registrant   Time Served*            Past 5 Years**           Trustee***          by Trustee
-----------------------------   -----------   ------------   -------------------------------   ----------   ------------------------
Charles A. Fiumefreddo (73)     Trustee       Since          Director or Trustee of the        197          None.
c/o Morgan Stanley Trust                      July 1991      Retail Funds (since July 1991)
Harborside Financial Center                                  and the Institutional Funds
Plaza Two                                                    (since July 2003); formerly
Jersey City, NJ 07311                                        Chairman of the Retail Funds
                                                             (July 1991-July 2006) and the
                                                             Institutional Funds (July
                                                             2003-July 2006) and Chief
                                                             Executive Officer of the Retail
                                                             Funds (until September 2002).

James F. Higgins (58)            Trustee      Since          Director or Trustee of the        197          Director of AXA
c/o Morgan Stanley Trust                      June 2000      Retail Funds (since June 2000)                 Financial, Inc. and The
Harborside Financial Center                                  and the Institutional Funds                    Equitable Life Assurance
Plaza Two                                                    (since July 2003); Senior                      Society of the United
Jersey City, NJ 07311                                        Advisor of Morgan Stanley                      States (financial
                                                             (since August 2000).                           services).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                   Term of
                                Position(s)       Office and
  Name, Age and Address of       Held with        Length of
       Executive Officer        Registrant       Time Served*                Principal Occupation(s) During Past 5 Years**
---------------------------   --------------   -----------------   ---------------------------------------------------------------
Ronald E. Robison (67)        President and    President (since    President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas   Principal        September 2005)     (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020            Executive        and Principal       September 2005) and Principal Executive Officer (since May 2003)
                              Officer          Executive Officer   of the Van Kampen Funds; Managing Director, Director and/or
                                               (since May 2003)    Officer of the Investment Adviser and various entities
                                                                   affiliated with the Investment Adviser; Director of Morgan
                                                                   Stanley SICAV (since May 2004). Formerly, Executive Vice
                                                                   President (July 2003 to September 2005) of funds in the Fund
                                                                   Complex and the Van Kampen Funds; President and Director of the
                                                                   Institutional Funds (March 2001 to July 2003); Chief Global
                                                                   Operating Officer of Morgan Stanley Investment Management Inc.;
                                                                   Chief Administrative Officer of Morgan Stanley Investment
                                                                   Advisors Inc.; Chief Administrative Officer of Morgan Stanley
                                                                   Services Company Inc.

J. David Germany (51)         Vice President   Since               Managing Director and (since December 2005) Chief Investment
Morgan Stanley                                 February 2006       Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                         Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                    Investment Management Ltd.; Vice President (since February 2006)
Canary Wharf, London                                               of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)           Vice President   Since               Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                    February 2006       Officer - Global Equity of Morgan Stanley Investment
New York, NY 10020                                                 Management; Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since               Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                    February 1997       Investment Management; Managing Director of the Investment
New York, NY 10020                                                 Adviser and various entities affiliated with the Investment
                                                                   Adviser; Vice President of the Retail Funds and (since
                                                                   July 2003) the Institutional Funds. Formerly, Secretary, General
                                                                   Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and
                                                                   General Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President   Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                        Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                 July 2004); Vice President of the Retail Funds and the
                                                                   Institutional Funds (since July 2004); Vice President of the Van
                                                                   Kampen Funds (since August 2004); Secretary (since February 2006)
                                                                   and Managing Director (since July 2004) of the Investment
                                                                   Adviser and various entities affiliated with the Investment
                                                                   Adviser. Formerly, Managing Director and General Counsel -
                                                                   Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October       Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance       2004                Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                              Director and Chief Compliance Officer of Morgan Stanley
                                                                   Investment Management. Formerly, Assistant Secretary and
                                                                   Assistant General Counsel of the Retail Funds.

                                                   Term of
                                Position(s)       Office and
  Name, Age and Address of       Held with        Length of
       Executive Officer        Registrant       Time Served*                Principal Occupation(s) During Past 5 Years**
---------------------------   --------------   -----------------   ---------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President   Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Vice President
New York, NY 10020                                                 of the Retail Funds (since July 2002) and the Institutional
                                                                   Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (40)         Treasurer and    Treasurer (since    Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust      Chief Financial  July 2003) and      entities affiliated with the Investment Adviser; Treasurer and
Harborside Financial Center   Officer          Chief Financial     Chief Financial Officer of the Retail Funds (since July 2003).
Plaza Two                                      Officer (since      Formerly, Vice President of the Retail Funds (September 2002 to
Jersey City, NJ 07311                          September 2002)     July 2003).

Mary E. Mullin (39)           Secretary        Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Secretary of
New York, NY 10020                                                 the Retail Funds (since July 2003) and the Institutional Funds
                                                                   (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended June 30, 2006, the Fund paid to its shareholders $1.07 per share from long-term capital gains. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

MORGAN STANLEY
EQUALLY-WEIGHTED
S&P 500 FUND

Annual Report
June 30, 2006

[Morgan Stanley LOGO]
VADSAR-38565RPT-RAO6-00713P-Y06/O6

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006
                           REGISTRANT   COVERED ENTITIES(1)

   AUDIT FEES              $32,720                N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES   $   531(2)      $5,190,300(2)
      TAX FEES             $ 5,500(3)      $2,044,491(4)
      ALL OTHER FEES       $    --         $       --
   TOTAL NON-AUDIT FEES    $ 6,031         $7,234,791
   TOTAL                   $38,751         $7,234,791


2005
                           REGISTRANT   COVERED ENTITIES(1)
   AUDIT FEES              $32,784                N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES   $   540(2)      $3,215,745(2)
      TAX FEES             $ 5,911(3)      $   24,000(4)
      ALL OTHER FEES       $    --         $       --
   TOTAL NON-AUDIT FEES    $ 6,451         $3,239,745
   TOTAL                   $39,235         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management

     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
August 10, 2006